OTHER LOANS PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
OTHER LOANS PAYABLE
OTHER LOANS PAYABLE

NOTE 10 – OTHER LOANS PAYABLE

On June 15, 2020, Hempacco entered into a loan agreement with a third party whereby the Company received $85,000. The terms of the loan were for one year, with 0% interest. On January 15, 2021, the lender advanced a further $83,328 on the same terms. In December 2021 a letter agreement and loan extension were signed by the lender in which it was confirmed that the new maturity date of the loan would be August 15, 2023. The lender also confirmed that $41,000 of the original loan principal had not yet been extended. As of September 30, 2022 and December 31, 2021, the balance outstanding was $168,328 and $168,328 respectively. The lender, also a customer, advanced a deposit of $40,000 for the purchase of 10 vending kiosks which were delivered in February 2022.

NOTE 10 – LOAN PAYABLE

On June 15, 2020, the Company entered into a loan agreement with a third party whereby the Company received $85,000. The terms of the loan was for one year, with 0% interest. On January 15, 2021, the lender advanced a further $83,328 on the same terms. In December 2021 a letter agreement and loan extension was signed by the lender in which it was confirmed that the new maturity date of the loan would be August 15, 2023. The lender also confirmed that $41,000 of the original loan principal had not yet been extended. As of December 31, 2021 the balance outstanding was $168,328. The same customer advanced a deposit of $40,000 for the purchase of 10 kiosks which were delivered in February 2022.